Stock Compensation Plan (Schedule of Stock Option Activity) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of options outstanding, Balance	6,383,104
Number of options outstanding, Options granted	4,264,036
Number of options outstanding, Options exercised	(382,803)
Number of options outstanding, Options cancelled	(956,301)
Number of options outstanding, Balance	9,308,036	6,383,104
Number of options outstanding, Unvested and expected to vest	4,854,542
Number of options outstanding, Exercisable	4,453,494
Weighted average exercise price, Balance	$ 2.30
Weighted average exercise price, Options granted	7.54
Weighted average exercise price, Options exercised	2.66
Weighted average exercise price, Options cancelled	4.74
Weighted average exercise price, Balance	4.44	$ 2.30
Weighted average exercise price, Unvested and expected to vest	6.26
Weighted average exercise price, Exercisable	$ 2.46
Weighted average remaining contractual term (years), Balance	7 years 10 months 20 days	7 years 10 months 24 days
Weighted average remaining contractual term (years), Unvested and expected to vest	6 years 11 months 8 days
Weighted average remaining contractual term (years), Exercisable	6 years 8 months 15 days
Aggregate intrinsic value	$ 42,289	$ 25,271
Aggregate intrinsic value, Unvested and expected to vest	13,414
Aggregate intrinsic value, Exercisable	$ 29,068